Filed Pursuant to Rule 497(e)

Registration Nos.: 333-08653

033-52742

SEASONS SERIES TRUST

SUNAMERICA SERIES TRUST

(the “Registrants”)

Supplement dated October 5, 2017, to the Prospectus and Statement of Additional Information (“SAI”) of each Registrant dated May 1, 2017, and July 28, 2017, as supplemented and amended to date

Certain series of the Registrants will change their names effective October 9, 2017 (the “Effective Date”). Accordingly, as of the Effective Date, the names of each series of the Registrants included in the chart below (each, a “Portfolio,” and collectively, the “Portfolios”) will be changed to reflect the “New Portfolio Name.” Each Portfolio will maintain its current investment adviser. In addition, there will be no changes in the Portfolios’ investment goals, strategies, or portfolio managers in connection with the renaming.

Current Fund Name	New Fund Name

SEASONS SERIES TRUST

Allocation Balanced Portfolio	SA Allocation Balanced Portfolio

Allocation Growth Portfolio	SA Allocation Growth Portfolio

Allocation Moderate Portfolio	SA Allocation Moderate Portfolio

Allocation Moderate Growth Portfolio	SA Allocation Moderate Growth Portfolio

Diversified Fixed Income Portfolio	SA Multi-Managed Diversified Fixed Income Portfolio

Multi-Managed Growth Portfolio	SA Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio	SA Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio	SA Multi-Managed Income/Equity Portfolio

International Equity Portfolio	SA Multi-Managed International Equity Portfolio

Large Cap Growth Portfolio	SA Multi-Managed Large Cap Growth Portfolio

Large Cap Value Portfolio	SA Multi-Managed Large Cap Value Portfolio

Mid Cap Growth Portfolio	SA Multi-Managed Mid Cap Growth Portfolio

Mid Cap Value Portfolio	SA Multi-Managed Mid Cap Value Portfolio

Multi-Managed Moderate Growth Portfolio	SA Multi-Managed Moderate Growth Portfolio

Small Cap Portfolio	SA Multi-Managed Small Cap Portfolio

Asset Allocation Diversified Growth Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio

Stock Portfolio	SA T. Rowe Price Growth Stock Portfolio

Real Return Portfolio	SA Wellington Real Return Portfolio

Current Fund Name	New Fund Name

SUNAMERICA SERIES TRUST

Small & Mid Cap Value Portfolio	SA AB Small & Mid Cap Value Portfolio

American Funds® Asset Allocation SAST Portfolio	SA American Funds® Asset Allocation Portfolio

American Funds® Global Growth SAST Portfolio	SA American Funds® Global Growth Portfolio

American Funds® Growth SAST Portfolio	SA American Funds® Growth Portfolio

American Funds® Growth-Income SAST Portfolio	SA American Funds® Growth-Income Portfolio

VCP Managed Asset Allocation SAST Portfolio	SA American Funds® VCP Managed Asset Allocation Portfolio

Blue Chip Growth Portfolio	SA MFS Blue Chip Growth Portfolio

Capital Growth Portfolio	SA Boston Company Capital Growth Portfolio

Technology Portfolio	SA Columbia Technology Portfolio

Ultra Short Bond Portfolio	SA DFA Ultra Short Bond Portfolio

Dogs of Wall Street Portfolio	SA Dogs of Wall Street Portfolio

Corporate Bond Portfolio	SA Federated Corporate Bond Portfolio

Real Estate Portfolio	SA Pyramis Real Estate Portfolio

Foreign Value Portfolio	SA Franklin Foreign Value Portfolio

Small Company Value Portfolio	SA Franklin Small Company Value Portfolio

Global Bond Portfolio	SA Goldman Sachs Global Bond Portfolio

Growth Opportunities Portfolio	SA Invesco Growth Opportunities Portfolio

VCP Value Portfolio	SA Invesco VCP Equity-Income Portfolio

Balanced Portfolio	SA JPMorgan Balanced Portfolio

Emerging Markets Portfolio	SA JPMorgan Emerging Markets Portfolio

Global Equities Portfolio	SA JPMorgan Global Equities Portfolio

Growth-Income Portfolio	SA JPMorgan Equity-Income Portfolio

Mid-Cap Growth Portfolio	SA JPMorgan Mid-Cap Growth Portfolio

Telecom Utility Portfolio	SA MFS Telecom Utility Portfolio

International Diversified Equities Portfolio	SA Morgan Stanley International Equities Portfolio

Equity Opportunities Portfolio	SA Oppenheimer Main Street Large Cap Portfolio

VCP Total Return Balanced Portfolio	SA PIMCO VCP Tactical Balanced Portfolio

High-Yield Bond Portfolio	SA PineBridge High-Yield Bond Portfolio

International Growth and Income Portfolio	SA Putnam International Growth and Income Portfolio

SunAmerica Dynamic Allocation Portfolio	SA VCP Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio	SA VCP Dynamic Strategy Portfolio

Aggressive Growth Portfolio	SA WellsCap Aggressive Growth Portfolio

Fundamental Growth Portfolio	SA WellsCap Fundamental Growth Portfolio

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or Statement of Additional Information, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.